Net interest income - Summary of net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Cash and due from banks at amortized cost	₩ 781,197	₩ 780,046	₩ 590,831
Deposits at FVTPL	1,305	133	0
Securities at FVTPL	1,499,121	1,693,064	1,396,409
Securities at FVOCI	2,888,284	2,744,083	2,357,108
Securities at amortized cost	1,044,061	1,101,721	1,062,110
Loans at amortized cost	21,311,377	22,410,903	21,676,818
Loans at FVTPL	89,239	100,122	120,815
Insurance finance interest income	232,272	219,409	240,534
Others	141,945	159,857	134,586
Interest income	27,988,801	29,209,338	27,579,211
Interest expense:
Deposits	(9,202,286)	(10,220,774)	(9,790,811)
Financial liabilities designated at FVTPL	(14,792)	(13,292)	(9,804)
Borrowings	(1,534,773)	(1,862,406)	(1,895,913)
Debt securities issued	(3,332,621)	(3,408,678)	(2,735,421)
Insurance finance interest expense	(1,885,044)	(1,901,536)	(1,945,318)
Others	(324,829)	(400,350)	(384,022)
Interest expense	(16,294,345)	(17,807,036)	(16,761,289)
Net interest income	₩ 11,694,456	₩ 11,402,302	₩ 10,817,922